Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending balances of equity derivative instruments
Balance of Level 3, Beginning value	$ 96.2	$ 56.1	$ 0
Initial Valuation			9.2
Unrealized gain/ loss	(21.9)	40.1	46.9
Transfer out of liability to paid-in capital	(74.3)
Balance of Level 3, Ending value	$ 0	$ 96.2	$ 56.1